UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07371
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CREDIT SUISSE JAPAN EQUITY FUND, INC.
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Japan Equity Fund, Inc.

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2005 to October 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2006

■  CREDIT SUISSE
JAPAN EQUITY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the revelant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and Fund holdings described in this document are as of October 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

  December 11, 2006

Dear Shareholder:

Performance Summary

11/01/05 – 10/31/06

Fund & Benchmark	Performance
Common[1]	10.44%
Advisor[1]	10.67%
Class A1, 2	10.49%
TOPIX Index (US$ Denominated)[3]	12.47%

Performance for the Fund's Class A Shares is without the maximum sales charge of 5.75%.2

Market Review: A Bumpy Upward Ride

The period ended October 31, 2006, was volatile. Early in the period, the Japanese stock market rose sharply, supported by good business results and a recovery in domestic economic indicators. The overall stock market continued upward until April despite the Bank of Japan ending their quantitative easing policy and a sharp drop in small and mid-cap stock prices due to the "Livedoor Shock" (the plunge in Japan's stock market caused by the raid of Internet company Livedoor's headquarters and the subsequent arrest of its president for securities law violations) early in 2006. However, toward the middle of June, the market fell following a sharp rise in the yen, surging crude oil prices, concerns of inflation, and increasing uncertainty regarding the U.S. economic outlook.

Subsequently, the Japanese market rose again as global stock markets stabilized under growing expectations of the Federal Reserve's pause in interest rate increases. Robust earnings from some of the larger caps drove the market even higher. Investors clearly felt that the strong corporate earnings of Japanese companies was reason enough to buy. Consequently, stock prices edged steadily upward with the Tokyo Stock Exchange Index (TOPIX), the Fund's benchmark, closing up at 1617.42 points.

Strategic Review and Outlook: Looking for Innovation

The Fund underperformed its benchmark for the year ended October 31, 2006. Contributing to performance was an overweight in non-ferrous metals, which rose 22.78% for the period. Additionally, the Fund avoided certain underperforming stocks, further aiding performance. These positive factors, however, were offset by the Fund's overweight in the negatively performing services and miscellaneous finance sectors, and its underweight in the positively performing real estate sector.

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Overall business confidence continued to improve as evidenced in capital investment plans, which have been revised upward by both manufacturers and non-manufacturers. A closer examination also confirmed to us that the main source of capital investment is changing from manufacturers to non-manufacturers. Externally, the market is increasingly anticipating a "soft landing" for the U.S. economy. If the U.S. economic slowdown is limited, the Japanese economy will probably continue to grow over the next several years and is likely to achieve a sustained economic recovery. Additionally, the Abe Cabinet succeeding the Koizumi Administration has set out a policy of generating high economic growth by implementing comprehensive cuts in expenditures and using technological innovation. The Cabinet is also expected to institute other measures to bolster economic growth.

After examining interim results for the current term, the Fund plans to adjust its holdings for the near term. In particular, the Fund plans to add stocks that we think are attractively priced due to short-term market dynamics, but which we believe maintain medium- and long-term growth potential. It is our opinion that innovation in digital technologies is now not only impacting the existing communication and broadcasting industries, but also changing people's lives and work habits around the world. As the broadband market continues its dramatic expansion, we believe technological innovation related to information processing, memory capacity, power saving and security could only become more essential. The Fund plans to focus on companies that possess hardware technologies for precision instruments, high-value added basic materials and power savings.

Kunio Tomiyama

Portfolio Manager

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods. There are also risks associated with investing in Japan, including the risk of investing in a single-country fund.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Japan Equity Fund1 Common Class shares, Advisor Class shares and the TOPIX Index (Tokyo)3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Japan Equity Fund1 Class A shares2 and
the TOPIX Index (Tokyo)3 from Inception (11/30/01).

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of September 30, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	10.69%	9.42%	0.38%	0.69%
Advisor Class[4]	11.11%	9.36%	(0.04)%	0.28%
Class A Without Sales Charge	10.74%	—	—	5.63%
Class A With Maximum Sales Charge	4.36%	—	—	4.36%

Average Annual Returns as of October 31, 20061

	1 Year	5 Years	10 Years	Since Inception
Common Class[4]	10.44%	7.16%	0.95%	0.74%
Advisor Class[4]	10.67%	7.11%	0.54%	0.34%
Class A Without Sales Charge	10.49%	—	—	5.66%
Class A With Maximum Sales Charge	4.17%	—	—	4.41%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A Shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was 4.17%.

3  The Tokyo Stock Exchange (TOPIX) Index is an unmanaged capitalization-weighted index designed to reflect the general directional movement of the Japanese equity market. It consists of all shares listed on the First Section of the Tokyo Stock Exchange, which is generally reserved for Japan's larger companies, and is denominated in U.S. dollars. Investors cannot invest directly in an index.

4  Inception Date: 12/29/95.

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Advisor Class	Class A
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$879.20	$880.60	$878.70
Expenses Paid per $1,000*	$8.29	$7.11	$8.29
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,016.38	$1,017.64	$1,016.38
Expenses Paid per $1,000*	$8.89	$7.63	$8.89
	Common Class	Advisor Class	Class A
Annualized Expense Ratios*	1.75%	1.50%	1.75%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Japan Equity Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse Japan Equity Fund

Schedule of Investments

October 31, 2006

	Number of Shares	Value
COMMON STOCKS (97.1%)
Japan (97.1%)
Auto Components (5.6%)
Denso Corp.	19,700	$749,754
NHK Spring Company, Ltd.§	172,000	1,894,951
Nok Corp.§	20,700	541,897
		3,186,602
Automobiles (5.0%)
Honda Motor Company, Ltd.	17,200	606,052
Isuzu Motors, Ltd.§	183,000	631,555
Toyota Motor Corp.§	27,400	1,615,084
		2,852,691
Banks (10.6%)
Mitsubishi UFJ Financial Group, Inc.	90	1,139,626
Mizuho Financial Group, Inc.	283	2,195,991
Musashino Bank, Ltd.	17,800	902,278
Sumitomo Mitsui Financial Group, Inc.	164	1,789,179
		6,027,074
Chemicals (10.1%)
Hitachi Chemical Company, Ltd.	29,200	752,965
JSR Corp.§	23,700	594,171
Kuraray Company, Ltd.	82,500	933,108
Lintec Corp.	31,300	712,604
Stella Chemifa Corp.§	14,800	495,912
Toho Tenax Company, Ltd.*§	183,000	1,395,699
Toray Industries, Inc.§	118,000	848,065
		5,732,524
Commercial Services & Supplies (1.1%)
Toppan Forms Company, Ltd.	47,200	617,134
Computers & Peripherals (6.5%)
Elpida Memory, Inc.*	14,400	670,251
Fujitsu, Ltd.§	77,000	626,230
Melco Holdings, Inc.§	59,600	1,751,615
Toshiba Corp.§	109,000	686,718
		3,734,814
Distributors (4.1%)
ABC-Mart, Inc.	44,500	1,002,921
Happinet Corp.	43,100	780,186
Telewave, Inc.§	274	544,417
		2,327,524
Diversified Financials (4.8%)
Asset Managers Company, Ltd.§	386	1,052,728
Daiko Clearing Services Corp.§	71,100	867,280
OMC Card, Inc.§	80,400	796,514
		2,716,522

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Japan
Diversified Telecommunication Services (1.3%)
Nippon Telegraph & Telephone Corp.	143	$717,122
Electronic Equipment & Instruments (6.2%)
Hoya Corp.	20,700	798,462
Nidec Corp.	5,600	427,603
Nihon Dempa Kogyo Company, Ltd.§	27,400	1,120,664
TDK Corp.§	15,100	1,176,058
		3,522,787
Food & Drug Retailing (0.6%)
Create S D Company, Ltd.	20,400	332,875
Food Products (3.2%)
Ajinomoto Co, Inc.	55,000	635,233
Mitsui Sugar Company, Ltd.§	272,000	855,886
Pigeon Corp.	19,600	358,117
		1,849,236
Hotels, Restaurants & Leisure (0.6%)
Round One Corp.§	82	334,195
Household Durables (1.7%)
Matsushita Electric Industrial Company, Ltd.	47,000	978,074
Industrial Conglomerates (0.6%)
Sumitomo Titanium Corp.§	3,100	366,558
Internet & Catalog Retail (2.6%)
Belluna Company, Ltd.	79,600	1,211,781
DeNA Company, Ltd.*§	104	301,484
		1,513,265
Internet Software & Services (2.8%)
ACCA Networks Company, Ltd.*§	239	307,226
Career Design Center Company, Ltd.	84	229,107
SBI Holdings, Inc.§	2,843	1,034,351
		1,570,684
IT Consulting & Services (3.0%)
Nihon Unisys, Ltd.§	57,000	1,063,694
OBIC Company, Ltd.§	3,000	635,101
		1,698,795
Machinery (7.2%)
Daikin Industries, Ltd.§	17,100	481,266
Kawasaki Heavy Industries, Ltd.§	276,000	1,014,536
Komatsu, Ltd.	65,400	1,174,766
Kubota Corp.	84,000	731,642
Sodick Company, Ltd.	84,500	680,556
		4,082,766

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
COMMON STOCKS
Japan
Media (0.5%)
Usen Corp.§	31,460	$311,225
Metals & Mining (2.8%)
JFE Holdings, Inc.§	26,100	1,046,281
Mitsui Mining & Smelting Company, Ltd.	110,000	530,827
		1,577,108
Office Electronics (1.4%)
Canon, Inc.	15,000	799,726
Oil & Gas (1.1%)
Inpex Holdings, Inc.*	80	653,158
Personal Products (1.7%)
Kose Corp.§	32,600	979,128
Pharmaceuticals (3.2%)
Chugai Pharmaceutical Company, Ltd.§	25,800	528,197
Cosmos Pharmaceutical Corp.	17,900	459,393
Takeda Pharmaceutical Company, Ltd.	13,000	833,193
		1,820,783
Road & Rail (1.1%)
West Japan Railway Co.	144	613,860
Semiconductor Equipment & Products (1.0%)
Sumco Corp.§	8,000	566,797
Software (0.9%)
Capcom Company, Ltd.§	29,400	538,101
Specialty Retail (2.9%)
Gulliver International Company, Ltd.§	5,590	480,364
USS Company, Ltd.	8,030	508,313
Village Vanguard Company, Ltd.	106	639,925
		1,628,602
Textiles & Apparel (0.8%)
Sanei-International Company, Ltd.	16,000	457,301
Trading Companies & Distributors (2.1%)
Mitsui & Company, Ltd.§	89,000	1,211,449
TOTAL COMMON STOCKS (Cost $46,772,444)		55,318,480

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Schedule of Investments (continued)

October 31, 2006

	Number of Shares	Value
SHORT-TERM INVESTMENTS (31.9%)
State Street Navigator Prime Portfolio§§	17,481,268	$17,481,268
	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 11/01/06	$708	708,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,189,268)		18,189,268
TOTAL INVESTMENTS AT VALUE (129.0%) (Cost $64,961,712)		73,507,748
LIABILITIES IN EXCESS OF OTHER ASSETS (-29.0%)		(16,531,011)
NET ASSETS (100.0%)		$56,976,737

*  Non-income producing security.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Statement of Assets and Liabilities

October 31, 2006

Assets
Investments at value, including collateral for securities on loan of $17,481,268 (Cost $64,961,712) (Note 2)	$73,507,748[1]
Cash	508
Receivable for investments sold	911,386
Dividend and interest receivable	213,498
Receivable for fund shares sold	6,149
Prepaid expenses and other assets	27,986
Total Assets	74,667,275
Liabilities
Advisory fee payable (Note 3)	58,869
Administrative services fee payable (Note 3)	14,250
Distribution fee payable (Note 3)	12,117
Payable upon return of securities loaned (Note 2)	17,481,268
Payable for fund shares redeemed	19,715
Directors' fee payable	7,583
Other accrued expenses payable	96,736
Total Liabilities	17,690,538
Net Assets
Capital stock, $0.001 par value (Note 6)	8,418
Paid-in capital (Note 6)	106,936,643
Accumulated net realized loss on investments and foreign currency transactions	(58,513,034)
Net unrealized appreciation from investments and foreign currency translations	8,544,710
Net Assets	$56,976,737
Common Shares
Net assets	$55,749,408
Shares outstanding	8,235,827
Net asset value, offering price, and redemption price per share	$6.77
Advisor Shares
Net assets	$203,738
Shares outstanding	30,698
Net asset value, offering price, and redemption price per share	$6.64
A Shares
Net assets	$1,023,591
Shares outstanding	151,967
Net asset value and redemption price per share	$6.74
Maximum offering price per share (net asset value/(1-5.75%))	$7.15

1  Including $16,616,132 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Statement of Operations

For the Year Ended October 31, 2006

Investment Income (Note 2)
Dividends	$622,162
Interest	73,387
Securities lending	160,933
Foreign taxes withheld	(43,551)
Total investment income	812,931
Expenses
Investment advisory fees (Note 3)	816,052
Administrative services fees (Note 3)	114,826
Distribution fees (Note 3)
Common Class	159,124
Class A	3,531
Transfer agent fees (Note 3)	236,659
Printing fees (Note 3)	41,179
Registration fees	38,449
Custodian fees	36,713
Legal fees	33,377
Audit and tax fees	24,813
Directors' fees	23,401
Insurance expense	6,151
Commitment fees (Note 4)	1,714
Miscellaneous expense	16,374
Total expenses	1,552,363
Less: fees waived (Note 3)	(410,446)
Net expenses	1,141,917
Net investment loss	(328,986)
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	14,408,412
Net realized loss on foreign currency transactions	(37,818)
Net change in unrealized appreciation (depreciation) from investments	(7,395,651)
Net change in unrealized appreciation (depreciation) from foreign currency translations	4,704
Net realized and unrealized gain from investments and foreign currency related items	6,979,647
Net increase in net assets resulting from operations	$6,650,661

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations
Net investment loss	$(328,986)	$(393,805)
Net realized gain from investments and foreign currency transactions	14,370,594	8,132,256
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(7,390,947)	2,748,503
Net increase in net assets resulting from operations	6,650,661	10,486,954
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,814,238	5,346,055
Net asset value of shares redeemed	(18,136,562)[1]	(21,749,080)[2]
Net decrease in net assets from capital share transactions	(12,322,324)	(16,403,025)
Net decrease in net assets	(5,671,663)	(5,916,071)
Net Assets
Beginning of year	62,648,400	68,564,471
End of year	$56,976,737	$62,648,400

1  Net of $7,042 of redemption fees retained by the Fund.

2  Net of $848 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$6.13	$5.19	$5.26	$3.82	$4.79
INVESTMENT OPERATIONS
Net investment loss	(0.04)[1]	(0.03)[1]	(0.05)[1]	(0.04)[1]	(0.06)[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.68	0.97	(0.02)	1.48	(0.92)
Total from investment operations	0.64	0.94	(0.07)	1.44	(0.98)
REDEMPTION FEES	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01
Net asset value, end of year	$6.77	$6.13	$5.19	$5.26	$3.82
Total return[3]	10.44%	18.11%	(1.33)%	37.70%	(20.25)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$55,749	$61,391	$67,661	$88,818	$74,694
Ratio of expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets	(0.51)%	(0.62)%	(0.90)%	(1.01)%	(1.30)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.63%	0.68%	0.82%	0.94%	0.94%
Portfolio turnover rate	65%	42%	63%	117%	69%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Financial Highlights

(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)

	For The Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$6.00	$5.06	$5.12	$3.73	$4.71
INVESTMENT OPERATIONS
Net investment loss	(0.02)[1]	(0.02)[1]	(0.03)[1]	(0.05)[1]	(0.08)[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.66	0.96	(0.03)	1.44	(0.90)
Total from investment operations	0.64	0.94	(0.06)	1.39	(0.98)
REDEMPTION FEES	—	—	—	—	0.00[2]
Net asset value, end of year	$6.64	$6.00	$5.06	$5.12	$3.73
Total return[3]	10.67%	18.58%	(1.17)%	37.27%	(20.81)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$204	$229	$330	$412	$400
Ratio of expenses to average net assets	1.50%	1.50%	1.50%	2.00%	2.00%
Ratio of net investment loss to average net assets	(0.26)%	(0.37)%	(0.64)%	(1.25)%	(1.62)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.63%	0.68%	0.82%	0.94%	0.93%
Portfolio turnover rate	65%	42%	63%	117%	69%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$6.10	$5.15	$5.22	$3.80	$5.14
INVESTMENT OPERATIONS
Net investment loss[2]	(0.03)	(0.03)	(0.05)	(0.04)	(0.05)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.67	0.98	(0.02)	1.46	(1.29)
Total from investment operations	0.64	0.95	(0.07)	1.42	(1.34)
Net asset value, end of period	$6.74	$6.10	$5.15	$5.22	$3.80
Total return[3]	10.49%	18.45%	1.34%	37.37%	(26.07)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,024	$1,029	$574	$949	$83
Ratio of expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%[4]
Ratio of net investment loss to average net assets	(0.51)%	(0.62)%	(0.90)%	(0.97)%	(1.05)%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.63%	0.68%	0.82%	0.94%	0.79%[4]
Portfolio turnover rate	65%	42%	63%	117%	69%

1  For the period November 30, 2001 (inception date) through October 31, 2002.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Japan Equity Fund

Notes to Financial Statements

October 31, 2006

Note 1. Organization

The Credit Suisse Japan Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on October 10, 1995.

The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares and Class A shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Effective December 12, 2001, the Fund closed the Advisor Class to new investments, except for reinvestment of dividends. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2006, the Fund had no open forward foreign currency contracts.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended October 31, 2006, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $847,339, of which $634,064 was rebated to borrowers (brokers). The Fund retained $160,933 in income from the cash collateral investment, and SSB, as lending agent, was paid $52,342. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) OTHER — The Fund may invest in securities of foreign countries and governments (primarily Japan), which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks. In addition, focusing investments in a single country, such as Japan, involves increased risks.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2006, investment advisory fees earned and voluntarily waived for the Fund were $816,052 and $410,446, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Limited ("Credit Suisse Japan") or the "Sub-Adviser", an affiliate of Credit Suisse, is the sub-investment adviser to the Fund. Credit Suisse Japan's sub-investment advisory fees are paid by Credit Suisse out of Credit Suisse's net investment advisory fee and are not paid by the Fund.

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2006, co-administrative services fees earned by CSAMSI were $65,285. Effective December 1, 2006, the co-administration fee was reduced to an annual rate of 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee. For the year ended October 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $49,541.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended October 31, 2006, the Fund reimbursed Credit Suisse $101,194 which is included in the Fund's transfer agent expense.

For the year ended October 31, 2006, CSAMSI and its affiliates advised the Fund that they retained $6,897 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2006, Merrill was paid $371 for its services to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 4. Line of Credit

emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2006 and during the year ended October 31, 2006, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $41,042,740 and $53,318,997, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of the Fund are designated Common Class shares, two billion shares of the Fund are designated Advisor Class shares and one billion shares of the Fund are designated Class A shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	706,068	$5,024,357	714,269	$3,997,422
Shares redeemed	(2,480,104)	(17,204,687)	(3,741,357)	(20,515,366)
Net decrease	(1,774,036)	$(12,180,330)	(3,027,088)	$(16,517,944)
	Advisor Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares redeemed	(7,409)	$(47,456)	(27,004)	$(144,926)
Net decrease	(7,409)	$(47,456)	(27,004)	$(144,926)

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	111,739	$789,881	249,138	$1,348,633
Shares redeemed	(128,384)	(884,419)	(192,072)	(1,088,788)
Net (decrease) increase	(16,645)	$(94,538)	57,066	$259,845

Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest. Effective March 1, 2007, the Fund will impose a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase.

On October 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	52%
Advisor Class	5	66%
Class A	3	79%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and foreign currency translations.

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Federal Income Taxes

At October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(58,515,398)
Net unrealized appreciation	8,547,074
$(49,968,324)

At October 31, 2006, the Fund's capital loss carryforwards available to offset possible future capital gains were as follows:

Expires October 31,
2009	2010	2011
$499,076	$27,279,081	$30,737,241

During the tax year ended October 31, 2006, the Fund has utilized $14,107,489 of the capital loss carryforward.

At October 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $64,961,994, $12,801,523 ($4,255,769) and $8,545,754, respectively.

At October 31, 2006, the Fund reclassified $328,986 to accumulated undistributed net investment loss and $38,540 to accumulated net realized loss from investments from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency gains/(losses) and net operating losses. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however; based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Japan Equity Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse Japan Equity Fund

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Japan Equity Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Japan Equity Fund, Inc. (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 18, 2006

Credit Suisse Japan Equity Fund

Information Concerning Directors and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Director, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	42	Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Director, Nominating and Audit Committee Member	Since 1999	Currently retired	36	None

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Director, Nominating and Audit Committee Member	Since 1998	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	35	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2  Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently reappointed on December 21, 2000.

Credit Suisse Japan Equity Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Director, Nominating and Audit Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	35	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Directors, Nominating Committee Chairman and Audit Committee Member	Director since 1999 and Chairman since 2005.	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	42	Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Director

Michael E. Kenneally[3] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Director	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	35	None

3  Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse Japan Equity Fund

Information Concerning Directors and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Steven B. Plump Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 02/08/59	Chief Executive Officer and President	Since 2005	Managing Director; Associated with Credit Suisse or its predecessor since 1995; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Japan Equity Fund

Tax Information Letter

October 31, 2006 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2006 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

Credit Suisse Japan Equity Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  JEQ-AR-1006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit Fees	$14,972	$17,641

Audit-Related Fees[1]	$3,150	$3,245

Tax Fees[2]	$2,439	$2,515

All Other Fees	--	--

Total	$20,561	$23,401

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	$394,000	N/A

Total	$394,000	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2005 and October 31, 2006 were $5,589 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

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Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	December 29, 2006

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